COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
FUTURE FINANCINGS
Future financing with proceeds of at least

$1,000,000	$50,000
1,250,000	20,000
1,500,000	26,000
2,000,000	50,000
5,000,000	50,000
6,000,000	20,000

Total	$216,000

Future financing with proceeds of at least

$1,000,000	$50,000
1,250,000	20,000
1,500,000	26,000
2,000,000	50,000
5,000,000	50,000
6,000,000	20,000

Total	$216,000